Cash Account Trust
--------------------------------------------------------------------------------
DEAR SHAREHOLDER:

--------------------------------------------------------------------------------

            We appreciate your decision to invest in Cash Account Trust. The following pages include the annual report covering the twelve-months ended April 30, 1999 for the portfolios listed below:

- Money Market Portfolio
- Government Securities Portfolio
- Tax-Exempt Portfolio

During the past year, the portfolios' registered solid performance and achieved their objectives of providing maximum current income while maintaining the stability of principal.

ECONOMIC REVIEW AND OUTLOOK
The U.S. economy continued to grow, as low inflation and low unemployment figures boosted consumer confidence. Meanwhile, the international uncertainty that caused the Federal Reserve Board to ease interest rates three times in late 1998 appears to have subsided, as Europe, Asia and Brazil showed signs of rebounding. These factors helped build the expectation that the Gross Domestic Product should remain strong with growth continuing above 3% in the second quarter of 1999. Even with this good news, the Fed has maintained a "wait and see" strategy with regard to tightening interest rates, although there have been recent indications that this approach may change.

Considering this information, we plan to take a relatively neutral approach to the portfolio's average maturity. We also may look for attractive opportunities to extend maturities and enhance performance because we do not anticipate significant upward pressures on interest rates. Each of the fund's portfolios should continue to offer attractive yield potential with a high degree of stability, and continue to be an excellent place for you to invest.

Thank you again for your investment. We look forward to serving your investment needs for years to come.
FRANK J. RACHWALSKI
Frank J. Rachwalski
Vice President and Lead Portfolio Manager
June 15, 1999

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of Cash Account Trust. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

NOTES
Like all money market funds, an investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

 Cash Account Trust                                                            2

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at April 30, 1999
(Value in thousands)

--------------------------------------------------------------------------------

Corporate Obligations                                Value
BANKING--5.7%
----------------------------------------------------------
Bank of Nova Scotia
  4.91%, 5/3/99                                 $   50,000
----------------------------------------------------------
Banque Nationale de Paris
  4.91%, 6/22/99                                     9,929
----------------------------------------------------------
Dresdner US Finance, Inc.
  4.87% - 4.88%, 6/11/99 - 6/18/99                  38,762
----------------------------------------------------------
Merita N.A., Inc.
  4.87% - 4.89%, 7/13/99 - 7/19/99                  34,648
----------------------------------------------------------
Nordebanken N.A., Inc.
  4.90%, 5/17/99                                    24,946
----------------------------------------------------------
(a)Wells Fargo & Co.
  4.88%, 6/29/99                                    31,979
----------------------------------------------------------
                                                   190,264

BUSINESS LOANS--22.3%
----------------------------------------------------------
Asset Portfolio Funding Corp.
  4.89%, 5/12/99                                    24,963
----------------------------------------------------------
Asset Securitization Cooperative Corp.
  4.90%, 5/14/99 - 6/1/99                           39,893
----------------------------------------------------------
Clipper Receivables Corp.
  4.87%, 6/16/99                                    39,238
----------------------------------------------------------
Corporate Asset Funding
  4.86%, 7/8/99                                     30,322
----------------------------------------------------------
Corporate Receivables Corp.
  4.86% - 4.90%, 5/17/99 - 6/22/99                  59,737
----------------------------------------------------------
Delaware Funding Corp.
  4.81%, 5/21/99                                    34,907
----------------------------------------------------------
Fairway Finance Corp.
  4.97%, 5/17/99                                    19,956
----------------------------------------------------------
Falcon Asset Securitization Corp.
  4.86% - 4.91%, 5/14/99 - 6/14/99                  44,817
----------------------------------------------------------
International Securitization Corp.
  4.85%, 6/24/99                                    19,856
----------------------------------------------------------
Intrepid Funding Corp.
  4.85% - 4.93%, 5/20/99 - 9/20/99                  34,745
----------------------------------------------------------
Lexington Parker Capital Co.
  4.86%, 6/14/99                                    39,765
----------------------------------------------------------
Mont Blanc Capital Corp.
  4.85%, 6/7/99                                     24,876
----------------------------------------------------------

                                                     Value
Monte Rosa Capital Corp.
  4.90% - 4.91%, 5/7/99 - 5/27/99               $   49,865
----------------------------------------------------------
Old Line Funding Corp.
  4.88%, 5/17/99                                    23,948
----------------------------------------------------------
Preferred Receivables Funding Corp.
  4.84% - 4.87%, 5/17/99 - 6/9/99                   41,386
----------------------------------------------------------
Quincy Capital Corp.
  4.90%, 5/7/99                                     24,980
----------------------------------------------------------
Sheffield Receivables Corp.
  4.86%, 5/26/99                                    24,916
----------------------------------------------------------
Special Purpose Accounts Receivable Cooperative Corp.
  4.91%, 5/13/99                                    34,943
----------------------------------------------------------
Thunder Bay Funding, Inc.
  4.88%, 7/1/99                                     19,836
----------------------------------------------------------
Variable Funding Capital Corp.
  4.86% - 4.88%, 5/6/99 - 5/12/99                   34,968
----------------------------------------------------------
WCP Funding, Inc.
  4.88% - 4.90%, 5/19/99 - 7/12/99                  53,957
----------------------------------------------------------
Wood Street Funding Corp.
  4.89%, 7/23/99                                    24,419
----------------------------------------------------------
                                                   746,293

CAPITAL AND EQUIPMENT LENDING--3.6%
----------------------------------------------------------
Ace Overseas Corp.
  4.89%, 5/12/99                                    19,970
----------------------------------------------------------
(a)American Honda Finance Corp.
  4.89%, 5/26/99                                    10,000
----------------------------------------------------------
(a)Caterpillar Financial Services Corp.
  5.00%, 5/11/99 - 6/10/99                          25,003
----------------------------------------------------------
Fountain Square Commercial Funding Corp.
  4.95%, 5/3/99                                     35,985
----------------------------------------------------------
IBM Credit Corp.
  5.13%, 3/22/00                                     9,996
----------------------------------------------------------
(a)John Deere Capital Corp.
  4.90%, 5/3/99                                     19,991
----------------------------------------------------------
                                                   120,945

CAPTIVE BUSINESS LENDING--5.6%
----------------------------------------------------------
British Gas Capital, Inc.
  4.84%, 5/19/99                                    19,952
----------------------------------------------------------

 Cash Account Trust                                                            3
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at April 30, 1999
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
California Pollution Control Financing
  Authority
  4.85%, 5/12/99                                $   20,000
----------------------------------------------------------
(a)(b)Capital One Funding Corp.
  4.89%, 5/6/99                                      8,135
----------------------------------------------------------
Duke Capital Corp.
  4.85%, 6/9/99                                     29,843
----------------------------------------------------------
Pemex Capital, Inc.
  4.91%, 6/21/99 - 7/7/99                           29,772
----------------------------------------------------------
Petrobras Finance Corp.
  4.91%, 6/30/99                                    29,758
----------------------------------------------------------
Prudential Funding Corp.
  4.90%, 5/18/99                                    49,886
----------------------------------------------------------
                                                   187,346
CONSUMER LENDING--4.2%
----------------------------------------------------------
(a)Avco Financial Services, Inc.
  5.04%, 5/17/99                                    10,000
----------------------------------------------------------
(a)Countrywide Home Loans
  4.97% - 5.22%, 7/25/99 - 7/26/99                  22,000
----------------------------------------------------------
(b)GMAC Mortgage Corporation of Pennsylvania
  5.01%, 5/4/99                                     29,988
----------------------------------------------------------
Household International, Inc.
  4.87%, 6/2/99                                     14,936
----------------------------------------------------------
J.C. Penney Funding Corp.
  5.01%, 6/14/99                                    24,849
----------------------------------------------------------
Transamerica Finance Corp.
  4.91%, 5/24/99                                    24,923
(a)  5.25%, 7/22/99                                 15,000
----------------------------------------------------------
                                                   141,696
CONSUMER PRODUCTS AND SERVICES--2.6%
----------------------------------------------------------
Coca-Cola Enterprises, Inc.
  4.87% - 4.91%, 5/14/99 - 6/18/99                  32,858
----------------------------------------------------------
Eastman Kodak Co.
  4.89%, 5/20/99                                    24,936
----------------------------------------------------------
Fortune Brands, Inc.
  4.84%, 5/3/99                                     27,793
----------------------------------------------------------
                                                    85,587

                                                     Value
DIVERSIFIED FINANCE--12.2%
----------------------------------------------------------
Alpine Securitization Corp.
  4.86%, 6/10/99                                $   29,839
----------------------------------------------------------
Amsterdam Funding Corp.
  4.91%, 5/21/99                                     9,973
----------------------------------------------------------
Barton Capital Corp.
  4.84% - 4.89%, 6/4/99 - 6/7/99                    54,448
----------------------------------------------------------
CIT Group Holdings, Inc.
(a)  4.84%, 5/3/99                                  14,998
  4.85%, 6/4/99                                     24,887
----------------------------------------------------------
CXC, Inc.
  4.87% - 4.88%, 5/18/99                            24,942
----------------------------------------------------------
Enterprise Capital Funding Corp.
  4.87%, 6/15/99                                    14,910
----------------------------------------------------------
Eureka Securitization, Inc.
  4.88%, 5/28/99                                    19,927
----------------------------------------------------------
General Electric Capital Corp.
  4.87%, 5/10/99                                    14,982
(a)  4.95% - 4.98%, 6/8/99 - 7/12/99                40,000
----------------------------------------------------------
Heller Financial, Inc.
  5.02%, 5/27/99                                     9,964
----------------------------------------------------------
Twin Tower, Inc.
  4.87% - 4.92%, 5/11/99 - 7/21/99                  59,653
----------------------------------------------------------
Windmill Funding Corp.
  4.85% - 4.90%, 5/13/99 - 6/15/99                  64,688
----------------------------------------------------------
Xerox Credit Corp.
  4.85%, 5/11/99                                    24,967
----------------------------------------------------------
                                                   408,178

FINANCIAL SERVICES--6.9%
----------------------------------------------------------
(a)Bear Stearns Cos., Inc.
  4.90% - 5.32%, 5/8/99 - 5/19/99                   20,000
----------------------------------------------------------
(a)CS First Boston, Inc.
  4.86%, 5/3/99                                     22,000
----------------------------------------------------------
(a)Goldman Sachs Group, L.P.
  4.95%, 6/8/99                                     25,000
----------------------------------------------------------
Lehman Brothers Holdings, Inc.
  5.06%, 6/21/99                                    29,788
----------------------------------------------------------
(a)Merrill Lynch & Co., Inc.
  4.91%, 5/21/99                                    20,000
----------------------------------------------------------

 Cash Account Trust                                                            4
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at April 30, 1999
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
Salomon Smith Barney Holdings, Inc.
  4.84%, 5/3/99 - 5/19/99                       $   54,921
----------------------------------------------------------
Sigma Finance
  4.88%, 5/28/99 - 6/15/99                          60,000
----------------------------------------------------------
                                                   231,709

HEALTH CARE--1.8%
----------------------------------------------------------
American Home Products Corp.
  4.89%, 5/4/99                                     24,990
----------------------------------------------------------
Baxter International, Inc.
  4.84% - 4.88%, 5/18/99 - 6/22/99                  34,327
----------------------------------------------------------
                                                    59,317

MANUFACTURING/INDUSTRIAL--1.1%
----------------------------------------------------------
Michelin Tire Corp.
  5.20%, 5/3/99                                     19,994
----------------------------------------------------------
(a)Xerox Capital Europe, PLC
  4.89%, 5/22/99                                    14,998
----------------------------------------------------------
                                                    34,992
MUNICIPAL AND STATE OBLIGATIONS--1.2%
----------------------------------------------------------
Oakland - Alameda County Coliseum, California
  4.90% - 4.91%, 5/3/99 - 5/7/99                    37,350
----------------------------------------------------------
(a)Texas, General Obligation
  4.86%, 5/7/99                                      2,255
----------------------------------------------------------
                                                    39,605

UTILITIES--2.5%
----------------------------------------------------------
AES Hawaii, Inc.
  4.88%, 5/7/99                                     24,980
----------------------------------------------------------
Brazos River Authority, Texas
  4.91% - 4.95%, 5/14/99 - 6/10/99                  30,000
----------------------------------------------------------
GTE Corp.
  4.87%, 6/11/99                                    29,835
----------------------------------------------------------
                                                    84,815

                                                     Value

FOREIGN GOVERNMENT--.8%
----------------------------------------------------------
Export Development Corp.
  4.84%, 5/7/99                                 $   24,980
----------------------------------------------------------

TOTAL CORPORATE OBLIGATIONS--70.5%
(average maturity: 32 days)                      2,355,727
----------------------------------------------------------

BANK OBLIGATIONS
CERTIFICATES OF DEPOSIT AND BANK NOTES--U.S. BANKS--9.7%
----------------------------------------------------------
(a)American Express Centurian Bank
  4.89%, 5/24/99                                    10,000
----------------------------------------------------------
(a)American Express Co.
  4.92%, 5/17/99 - 5/18/99                          20,000
----------------------------------------------------------
(a)Bankers Trust Co.
  4.83%, 5/3/99                                     15,000
----------------------------------------------------------
(a)Comerica Bank
  4.90%, 5/17/99                                    24,990
----------------------------------------------------------
(a)First Bank Corp.
  4.99%, 5/17/99                                    15,011
----------------------------------------------------------
(a)First National Bank of Boston
  4.86% - 5.00%, 5/3/99 - 7/7/99                    30,000
----------------------------------------------------------
(a)First Union National Bank
  5.02%, 5/17/99                                    27,000
----------------------------------------------------------
(a)Harris Trust and Savings Bank
  4.91%, 5/3/99                                     44,984
----------------------------------------------------------
(a)Huntington National Bank
  4.96%, 5/5/99                                     24,996
----------------------------------------------------------
(a)J.P. Morgan & Co., Inc.
  4.83%, 5/7/99                                     16,998
----------------------------------------------------------
(a)Key Bank, N.A.
  4.89%, 5/29/99                                    19,996
----------------------------------------------------------
NationsBank, N.A.
  4.88%, 6/4/99                                     25,000
----------------------------------------------------------
(a)Northern Trust Corp.
  4.83%, 5/10/99                                    16,996
----------------------------------------------------------
(a)PNC Bank, N.A.
  5.02%, 5/4/99                                     20,000
----------------------------------------------------------
(a)U.S. Bank, N.A.
  4.91%, 5/20/99                                    14,998
----------------------------------------------------------
                                                   325,969

 Cash Account Trust                                                            5
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at April 30, 1999
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
CERTIFICATES OF DEPOSIT--FOREIGN BANKS--11.6%
----------------------------------------------------------
(a)Abbey National, N.A.
  4.85%, 7/20/99                                $   24,994
----------------------------------------------------------
(a)Bank of Montreal
  4.89%, 6/30/99                                    34,983
----------------------------------------------------------
(a)Bayerische Hypo-Und Vereinsbank AG
  4.85%, 5/19/99                                    89,957
----------------------------------------------------------
(a)Bayerische Landesbank
  4.82%, 5/10/99                                    69,954
----------------------------------------------------------
(a)Commerzbank A.G.
  4.91%, 7/6/99                                     34,987
----------------------------------------------------------
(a)Den Danske Bank
  4.85%, 5/17/99                                    24,989
----------------------------------------------------------
(a)Deutsche Bank Financial Inc.
  4.89%, 5/3/99                                     64,959
----------------------------------------------------------
(a)Royal Bank of Canada
  4.80% - 4.89%, 5/3/99 - 7/1/99                    29,988
----------------------------------------------------------
(a)Svenska Handelsbanken
  4.94%, 5/17/99                                    12,000
----------------------------------------------------------
                                                   386,811
----------------------------------------------------------

TOTAL BANK OBLIGATIONS--21.3%
(average maturity: 22 days)                        712,780
----------------------------------------------------------

(c)REPURCHASE AGREEMENTS
(Dated 3/99 - 4/99, collateralized by Federal
Home Loan Mortgage Corporation and Federal
National Mortgage Association securities)
----------------------------------------------------------
Donaldson, Lufkin & Jenrette, Inc.
(held at Chemical Bank)
  4.94%, 5/3/99                                     40,000
----------------------------------------------------------
Goldman Sachs Group, L.P.
(held at The Bank of New York)
  4.80%, 5/5/99 - 5/6/99                            50,000
----------------------------------------------------------

                                                     Value
Salomon Brothers, Inc.
(held at The Bank of New York)
  4.82% - 4.88%, 5/10/99 - 5/14/99              $  100,000
----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--5.7%
(average maturity: 8 days)                         190,000
----------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES
(a)Federal Home Loan Bank
  4.80%, 5/3/99                                      5,997
----------------------------------------------------------
Federal Home Loan Mortgage Corp.
  4.84% - 4.85%, 5/14/99 - 5/18/99                  29,940
----------------------------------------------------------
(a)Federal National Mortgage Association
  4.58%, 5/4/99                                      4,999
----------------------------------------------------------
(a)Student Loan Marketing Association
  4.86%, 5/4/99                                     29,996
----------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY NOTES--2.1%
(average maturity: 9 days)                          70,932
----------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(average maturity: 28 days)                      3,329,439
----------------------------------------------------------

CASH AND OTHER ASSETS,
LESS LIABILITIES--.4%                               14,421
----------------------------------------------------------

NET ASSETS--100%                                $3,343,860
----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                                            6

--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
Investments at April 30, 1999
(Value in thousands)

--------------------------------------------------------------------------------

Short-Term Notes                                     Value
(Issued or guaranteed by U.S. Government
agencies or instrumentalities)
----------------------------------------------------------
(a)Export-Import Bank of the United States
  Kuwait Investment Authority
    5.18%, 5/14/99                                $  1,300
----------------------------------------------------------
(a)Federal Farm Credit Banks
    4.87%, 5/3/99                                    4,999
----------------------------------------------------------
Federal Home Loan Bank
(a)    4.80% - 5.05%, 5/3/99 -3/3/00                73,973
    4.80% - 5.03%, 5/3/99 - 10/29/99                29,996
----------------------------------------------------------
Federal Home Loan Mortgage Corp.
    4.77% - 4.85%, 5/3/99 - 6/21/99                 70,406
----------------------------------------------------------
Federal National Mortgage Association
(a)    4.59% - 5.25%, 5/4/99 -7/27/99               34,490
    4.79% - 4.96%, 5/26/99 - 7/8/99                 41,680
----------------------------------------------------------
(a)Overseas Private Investment Corp.
  Omolon
    5.11%, 5/4/99                                   17,334
----------------------------------------------------------
(a)Student Loan Marketing Association
    4.80% - 5.11%, 5/3/99 - 5/4/99                 104,072
----------------------------------------------------------

TOTAL SHORT-TERM NOTES--47.7%
(average maturity: 34 days)                        378,250
----------------------------------------------------------

(c)REPURCHASE AGREEMENTS
(Dated 4/99, collateralized by Federal Home Loan
Mortgage Corporation, Federal National Mortgage
Association and Government National Mortgage
Association securities)
----------------------------------------------------------

                                                     Value
Bear, Stearns Cos., Inc.
(held at The Bank of New York)
    4.81%, 5/5/99                                 $115,000
----------------------------------------------------------
CS First Boston, Inc.
(held at The Chase Manhattan Bank)
    4.70%, 5/3/99                                   75,000
----------------------------------------------------------
Chase Securities, Inc.
(held at The Chase Manhattan Bank)
    4.75% - 4.82%, 5/6/99 - 5/19/99                120,000
----------------------------------------------------------
Lehman Brothers Holdings, Inc.
(held at The Chase Manhattan Bank)
    4.77%, 5/10/99                                  35,000
----------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
(held at The Bank of New York)
    4.73%, 5/3/99                                   65,000
----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--51.7%
(average maturity: 6 days)                         410,000
----------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(average maturity: 19 days)                        788,250
----------------------------------------------------------

CASH AND OTHER ASSETS,
LESS LIABILITIES--.6%                                4,920
----------------------------------------------------------

NET ASSETS--100%                                  $793,170
----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                                            7

--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at April 30, 1999
(Value in thousands)

--------------------------------------------------------------------------------

(a)Variable Rate Demand Securities                Value
ARIZONA
---------------------------------------------------------
Apache County
Industrial Development Authority
    4.00%                                        $  4,000
CALIFORNIA
---------------------------------------------------------
Los Angeles
Harbor Improvement Corp.
    4.20%                                           6,400

COLORADO
---------------------------------------------------------
Postsecondary Educational Facilities Authority
    4.05%                                           4,665
---------------------------------------------------------
Smith Creek
Metropolitan District
    4.10%                                           3,400

DISTRICT OF COLUMBIA
---------------------------------------------------------
American Public Health Association
    3.95%                                           6,585
---------------------------------------------------------
General Obligation
    4.30%                                           4,000

FLORIDA
---------------------------------------------------------
Alachua County
Health Facilities Authority
    3.95%                                           2,300
---------------------------------------------------------
Dade County
Water and Sewer System Revenue
    3.85%                                           8,000
---------------------------------------------------------
Jacksonville
Industrial Development Revenue
    4.00%                                           2,800
---------------------------------------------------------
Orange County
Health Facilities Authority
    4.05%                                           4,000

GEORGIA
---------------------------------------------------------
De Kalb County
Development Authority Pollution Control Revenue
    3.90%                                           3,330
---------------------------------------------------------
Fulton County
Morehouse College
    3.95%                                           1,920
---------------------------------------------------------
Gainesville - Riverside
Redevelopment Authority
    4.00%                                           3,000
---------------------------------------------------------
Laurens County
Development Revenue
    4.10%                                           4,000

                                                  Value

ILLINOIS
---------------------------------------------------------
Development Finance Authority
  Adventist Health System
    4.05%                                        $  8,500
  Pollution Control Revenue
    4.00%                                           9,200
---------------------------------------------------------
Student Assistance Commission
    4.00%                                           1,000
---------------------------------------------------------
Des Plaines
Industrial Development Revenue
    4.20%                                           3,835
---------------------------------------------------------
Elgin
Judson College Project
    4.10%                                           3,460
---------------------------------------------------------
Rockford
Industrial Project Revenue
    4.25%                                           2,300

INDIANA
---------------------------------------------------------
Health Facility Financing Authority
    4.05%                                           2,850
---------------------------------------------------------
Ossian
Economic Development Revenue
    4.15%                                           1,000

KANSAS
---------------------------------------------------------
Kansas City
Pollution Control Revenue
    3.90%                                           3,240

KENTUCKY
---------------------------------------------------------
Mason County
Pollution Control Revenue
    4.05%                                           7,255
---------------------------------------------------------
Mayfield
Multi-City Lease Revenue
    4.10%                                           7,000

LOUISIANA
---------------------------------------------------------
Jefferson Parish Hospital Service District
    4.00%                                           4,000

MARYLAND
---------------------------------------------------------
Baltimore County
Oak Crest Village Inc.
    3.95%                                           3,000

MISSOURI
---------------------------------------------------------
Environmental and Energy Resource Authority
    4.05%                                           3,000

 Cash Account Trust                                                            8
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at April 30, 1999
(Value in thousands)

--------------------------------------------------------------------------------

                                                  Value
Kansas City
Industrial Development Authority
    4.05%                                        $  3,875

NEBRASKA
---------------------------------------------------------
York
Industrial Development Revenue
    4.15%                                           5,600

NEW MEXICO
---------------------------------------------------------
Farmington
Pollution Control Revenue
    3.95%                                           4,500

NORTH CAROLINA
---------------------------------------------------------
Medical Care Commission
Hospital Revenue
    4.00%                                           5,000
---------------------------------------------------------
Wake County
Pollution Control Financing Authority
    3.95%                                           6,200
---------------------------------------------------------
Winston-Salem
Multi-Family Housing
    3.95%                                           3,000

OHIO
---------------------------------------------------------
Butler County
Industrial Development Revenue
    4.15%                                           1,510
---------------------------------------------------------
Hancock County
Multi-Family Housing
    4.15%                                           6,150
---------------------------------------------------------
Medina County
Health Care Facilities Revenue
    4.05%                                           4,500
OREGON
---------------------------------------------------------
Economic Development Revenue
    4.10%                                           3,650

PENNSYLVANIA
---------------------------------------------------------
Higher Education Facilities Authority
    4.30%                                           7,500
---------------------------------------------------------
Delaware Valley
Regional Finance Authority
    3.90%                                           7,600

                                                  Value
Lehigh County
Industrial Development Authority
    3.55%                                        $  4,800
---------------------------------------------------------
Schuylkill County
Industrial Development Authority
    3.90%                                           4,800

TENNESSEE
---------------------------------------------------------
Clarksville
Public Building Authority
    4.00%                                           2,975
---------------------------------------------------------
Maury County
Industrial Development Board
    4.00%                                           4,500

TEXAS
---------------------------------------------------------
Brazos River Authority
Pollution Control Revenue
    4.30%                                           9,400
---------------------------------------------------------
Tarrant County
Industrial Development Revenue
    4.10%                                           5,000

VIRGINIA
---------------------------------------------------------
Albermarle County
Industrial Development Authority
    3.95%                                           4,500
---------------------------------------------------------
Loudoun County
Industrial Development Authority
    4.10%                                           2,880

WASHINGTON
---------------------------------------------------------
Port of Vancouver
    3.90%                                           2,000

WISCONSIN
---------------------------------------------------------
Health and Educational Facilities Authority
    4.00%                                           6,500
---------------------------------------------------------
Eau Claire
Solid Waste Disposal Revenue
    4.20%                                           5,800
---------------------------------------------------------

TOTAL VARIABLE RATE
DEMAND SECURITIES--60.5%
(average maturity: 7 days)                        230,280
---------------------------------------------------------

 Cash Account Trust                                                            9
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at April 30, 1999
(Value in thousands)

--------------------------------------------------------------------------------

Other Securities                                  Value
ARIZONA
---------------------------------------------------------
Salt River Project
Agricultural Improvement and Power District
    3.00% - 3.15%, 5/12/99 - 7/21/99             $  6,400

COLORADO
---------------------------------------------------------
Platte River Power Authority
    3.25%, 5/7/99                                   3,500
FLORIDA
---------------------------------------------------------
Municipal Power Agency
    3.15%, 8/12/99                                  2,500
---------------------------------------------------------
Jacksonville
Electric Authority
    3.15% - 3.25%, 6/14/99 - 7/21/99                8,600
---------------------------------------------------------
Orange County
Health Facilities Authority
    3.20%, 7/22/99                                  3,500
---------------------------------------------------------
Orlando
Capital Improvement Revenue
    2.85%, 5/11/99                                  2,600
---------------------------------------------------------
Pinellas County
Educational Facilities Authority
    3.19%, 7/21/99                                  2,600
---------------------------------------------------------
Sunshine State
Governmental Financing Commission
    3.10%, 7/19/99                                  3,500
GEORGIA
---------------------------------------------------------
Municipal Electric Authority
    2.92%, 5/14/99                                  7,185
ILLINOIS
---------------------------------------------------------
Education Facilities Authority
    2.85% - 3.15%, 5/11/99 - 7/20/99                9,709
---------------------------------------------------------
Health Facilities Authority
    3.05%, 5/13/99                                  3,000

INDIANA
---------------------------------------------------------
Jasper County
Pollution Control Revenue
    2.80% - 3.20%, 5/13/99 - 7/22/99               11,100

                                                  Value

KENTUCKY
---------------------------------------------------------
Danville
Multi-City Lease Revenue
    2.75%, 5/12/99                               $  4,600
---------------------------------------------------------
Pendleton County
Multi-County Lease Revenue
    2.90% - 3.10%, 5/14/99 - 7/21/99               10,950

MARYLAND
---------------------------------------------------------
Anne Arundel County
Port Facilities Revenue
    2.85%, 5/10/99                                  4,500

MICHIGAN
---------------------------------------------------------
Strategic Fund Limited Obligation Revenue
    3.15%, 5/12/99                                  4,000

MISSISSIPPI
---------------------------------------------------------
Claiborne County
Pollution Control Revenue
    2.85%, 5/10/99                                  4,200

NEVADA
---------------------------------------------------------
Las Vegas Valley
Water System Revenue
    3.15%, 7/20/99                                  3,800

NEW YORK
---------------------------------------------------------
Nassau County
General Obligation
    3.05% - 3.10%, 8/18/99 - 12/22/99               7,712

OHIO
---------------------------------------------------------
Water Development Authority
    3.25%, 6/11/99                                  4,350

PENNSYLVANIA
---------------------------------------------------------
Allegheny County
Hospital Development Authority Revenue
    3.20%, 7/22/99                                  2,400

SOUTH CAROLINA
---------------------------------------------------------
Public Service Authority
    3.15%, 7/23/99                                  3,000

 Cash Account Trust                                                           10
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at April 30, 1999
(Value in thousands)

--------------------------------------------------------------------------------

                                                  Value
TEXAS
---------------------------------------------------------
Municipal Power Agency
    3.15% - 3.25%, 7/19/99 - 7/22/99             $ 14,100
---------------------------------------------------------
Public Finance Authority
    3.10%, 7/20/99                                  3,000
---------------------------------------------------------
Tax and Revenue
    3.23%, 8/31/99                                  4,518
---------------------------------------------------------
Austin
Utility System
    3.10%, 7/19/99                                  4,000
---------------------------------------------------------
Harris County
Health Facilities Development Corp.
    3.20%, 7/19/99                                  3,800
---------------------------------------------------------
Houston
Water and Sewer System
    3.20%, 7/27/99                                  3,000

UTAH
---------------------------------------------------------
Intermountain Power Agency
    3.25%, 7/21/99                                  2,500

                                                  Value

VIRGINIA
---------------------------------------------------------
Chesterfield County
Industrial Development Authority
    3.00%, 5/14/99                               $  3,700
---------------------------------------------------------

TOTAL OTHER SECURITIES-40.0%
(average maturity: 59 days)                       152,324
---------------------------------------------------------

TOTAL INVESTMENTS-100.5%
(average maturity: 28 days)                       382,604
---------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS-(.5)%               (1,975)
---------------------------------------------------------

NET ASSETS-100%                                  $380,629
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                                           11

--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS

--------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at April 30, 1999. The dates shown represent the demand date or the next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At April 30, 1999, the aggregate value of illiquid securities was $38,123,000 in the Money Market Portfolio, which represented 1.1% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities or U.S. Government agency securities. All collateral is held at the fund's custodian bank, State Street Bank, or at subcustodian banks, as indicated. The collateral is monitored daily by the fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                           12

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
CASH ACCOUNT TRUST

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Cash Account Trust (comprising, respectively, the Money Market, Government Securities and Tax-Exempt Portfolios), as of April 30, 1999, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1995. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Cash Account Trust at April 30, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1995, in conformity with generally accepted accounting principles.

                                       ERNST & YOUNG LLP

Chicago, Illinois
June 15, 1999

 Cash Account Trust                                                           13

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999
(in thousands)

--------------------------------------------------------------------------------

                                                                MONEY           GOVERNMENT
                                                                MARKET          SECURITIES        TAX-EXEMPT
                           ASSETS                             PORTFOLIO         PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                       $3,139,439          378,250           382,604
------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                          190,000          410,000                --
------------------------------------------------------------------------------------------------------------
Cash                                                              32,323            4,361                --
------------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                         6,129            3,224             1,479
------------------------------------------------------------------------------------------------------------
  Fund shares sold                                                    55               38                14
------------------------------------------------------------------------------------------------------------
    Total assets                                               3,367,946          795,873           384,097
------------------------------------------------------------------------------------------------------------

LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------------
Cash overdraft                                                        --               --             2,278
------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                        3,173              758               245
------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                            16,913            1,370               656
------------------------------------------------------------------------------------------------------------
  Management fee                                                     845               57                99
------------------------------------------------------------------------------------------------------------
  Distribution services fee                                        1,575               85                99
------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             686              285                88
------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           894              148                 3
------------------------------------------------------------------------------------------------------------
    Total liabilities                                             24,086            2,703             3,468
------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $3,343,860          793,170           380,629
------------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Net assets applicable to shares outstanding                      $ 102               --                --
------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                 102               --                --
------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00               --                 --
------------------------------------------------------------------------------------------------------------
PREMIER SHARES:
  Net assets applicable to shares outstanding                      $ 101               --                --
------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                 101               --                --
------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00               --                 --
------------------------------------------------------------------------------------------------------------
RETAIL SHARES:
  Net assets applicable to shares outstanding                      $ 272               --                 --
------------------------------------------------------------------------------------------------------------
  Shares outstanding                                                 272               --                --
------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00               --                 --
------------------------------------------------------------------------------------------------------------
SERVICE SHARES:
  Net assets applicable to shares outstanding                 $3,343,385         $793,170          $380,629
------------------------------------------------------------------------------------------------------------
  Shares outstanding                                           3,343,385          793,170           380,629
------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00            $1.00              $1.00
------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                           14

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended April 30, 1999
(in thousands)

--------------------------------------------------------------------------------

                                                                 MONEY                GOVERNMENT
                                                                 MARKET               SECURITIES            TAX-EXEMPT
                                                               PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                              ---------------------------------------------------------
INTEREST INCOME                                                 $121,366                37,848                12,284
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                   4,086                 1,270                   699
-----------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                       13,640                 4,329                 1,831
-----------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           6,230                 1,353                   707
-----------------------------------------------------------------------------------------------------------------------
  Registration costs                                                 510                   206                    38
-----------------------------------------------------------------------------------------------------------------------
  Professional fees                                                   41                    20                     7
-----------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                            480                    40                    31
-----------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                            31                   104                     7
-----------------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                          25,018                 7,322                 3,320
-----------------------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager                  (2,233)                 (103)                   --
-----------------------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the portfolio                      22,785                 7,219                 3,320
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                             98,581                30,629                 8,964
-----------------------------------------------------------------------------------------------------------------------

 Cash Account Trust                                                           15

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
Years ended April 30, 1999 and 1998
(in thousands)

--------------------------------------------------------------------------------

                                                                      MONEY MARKET
                                                              ----------PORTFOLIO----------
                                                                  1999              1998
                                                              -----------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
Net investment income                                         $     98,581           61,857
-------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income               (98,581)         (61,857)
-------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and
number of shares are the same):
INSTITUTIONAL SHARES (A):
Shares sold                                                            101               --
-------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                               1               --
-------------------------------------------------------------------------------------------
                                                                       102
Shares redeemed                                                         --               --
-------------------------------------------------------------------------------------------
Net increase from capital share transactions                           102               --
-------------------------------------------------------------------------------------------
PREMIER SHARES (A):
Shares sold                                                            100               --
-------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                               1               --
-------------------------------------------------------------------------------------------
                                                                       101
Shares redeemed                                                         --               --
-------------------------------------------------------------------------------------------
Net increase from capital share transactions                           101               --
-------------------------------------------------------------------------------------------
RETAIL SHARES (A):
Shares sold                                                            270               --
-------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                               3               --
-------------------------------------------------------------------------------------------
                                                                       273
Shares redeemed                                                         (1)              --
-------------------------------------------------------------------------------------------
Net increase from capital share transactions                           272               --
-------------------------------------------------------------------------------------------
SERVICE SHARES:
Shares sold                                                     21,381,309        8,930,862
-------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                          96,946           60,295
-------------------------------------------------------------------------------------------
                                                                21,478,255        8,991,157
Shares redeemed                                                (20,129,927)      (7,581,047)
-------------------------------------------------------------------------------------------
Net increase from capital share transactions                     1,348,328        1,410,110
-------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                     1,348,803        1,410,110
-------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                                1,995,057          584,947
-------------------------------------------------------------------------------------------
End of year                                                   $  3,343,860        1,995,057
-------------------------------------------------------------------------------------------

(a) For the period from January 22, 1999 (commencement of operations) to April 30, 1999.

 Cash Account Trust                                                           16

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
Years ended April 30, 1999 and 1998
(in thousands)

--------------------------------------------------------------------------------

                                                                       GOVERNMENT                        TAX-EXEMPT
                                                              ----SECURITIES-PORTFOLIO----       ---------PORTFOLIO---------
                                                                 1999              1998             1999             1998
                                                              ----------------------------       ---------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
Net investment income                                         $    30,629           32,403            8,964            9,613
----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income              (30,629)         (32,403)          (8,964)          (9,613)
----------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and
number of shares are the same):
Shares sold                                                     2,169,876        2,218,979        2,019,293        1,715,561
----------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                         30,297           31,996            8,821            9,465
----------------------------------------------------------------------------------------------------------------------------
                                                                2,200,173        2,250,975        2,028,114        1,725,026
Shares redeemed                                                (2,211,568)      (1,990,911)      (2,015,626)      (1,577,676)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions and
total increase (decrease) in net assets                           (11,395)         260,064           12,488          147,350
----------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                 804,565          544,501          368,141          220,791
----------------------------------------------------------------------------------------------------------------------------
End of year                                                   $   793,170          804,565          380,629          368,141
----------------------------------------------------------------------------------------------------------------------------

 Cash Account Trust                                                           17

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Cash Account Trust (the fund) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio and the Tax-Exempt Portfolio. Effective January 22, 1999, the Money Market Portfolio was divided into four share classes including Institutional, Premier, Retail, and Service Shares. Shares of the Money Market Portfolio outstanding prior to January 22, 1999, were redesignated as Service Shares. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Money Market Portfolio have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES
Expenses arising in connection with a portfolio are allocated to that portfolio. Other fund expenses are allocated among the portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, the net asset value per share (NAV) is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market Portfolio, at 11:00 a.m., 1:00 p.m., 3:00 p.m. and 8:00 p.m. Chicago time for the Government Securities Portfolio and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. The NAV for the Money Market Portfolio is determined separately for each class by dividing the portfolio's net assets attributable to that class by the number of shares of each class outstanding. The Government Securities Portfolio and the Tax-Exempt Portfolio determine their NAV's by dividing the total value of the portfolio's investments and other assets, less liabilities, by the number of portfolio shares outstanding. Each portfolio (or class for the Money Market Portfolio) declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the portfolio (or class for the Money Market Portfolio).

FEDERAL INCOME TAXES
Each portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each portfolio paid no federal income taxes and no federal income tax provision was required.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of average daily net assets declining to .15%

 Cash Account Trust                                                           18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

of average daily net assets in excess of $3 billion. During the year ended April 30, 1999, the portfolios incurred management fees as follows:

                                   MANAGEMENT FEES
                                   ---------------
Money Market Portfolio
  (after expense waiver)...          $3,120,000
Government Securities
  Portfolio (after expense
  waiver)..................           1,167,000
Tax-Exempt Portfolio.......             699,000

DISTRIBUTION AGREEMENT
The fund has a distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the fund pays KDI an annual fee of .60% of average daily net assets for the Money Market (applicable to Service Shares only) and Government Securities Portfolios and .50% of average daily net assets for the Tax-Exempt Portfolio pursuant to separate Rule 12b-1 plans for these portfolios. For the year ended April 30, 1999, the portfolios incurred distribution fees as follows:

                                DISTRIBUTION FEES
                              ----------------------
Money Market Portfolio
  (after expense waiver)....       $12,373,000
Government Securities
  Portfolio.................         4,329,000
Tax-Exempt Portfolio........         1,831,000

ADMINISTRATIVE SERVICES AGREEMENT
The fund has an administrative and shareholder services agreement with KDI. For providing information and administrative services to shareholders, the Retail and Premier Shares of the Money Market Portfolio each pay KDI a fee at an annual rate of up to .25% of average daily net assets. Institutional Shares of the Money Market Portfolio pay KDI a fee at an annual rate of up to .15% of average daily net assets. For the year ended April 30, 1999, the Money Market Portfolio incurred no administrative services fees.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, for the year ended April 30, 1999, KSvC received shareholder services fees as follows:

                             SHAREHOLDER SERVICES FEES
                             -------------------------
Money Market Portfolio.....         $4,860,000
Government Securities
  Portfolio................          1,242,000
Tax-Exempt Portfolio.......            698,000

OFFICERS AND TRUSTEES
Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. During the year ended April 30, 1999, the portfolios made no payments to their officers and incurred trustees' fees to independent trustees as follows:

                                  TRUSTEES' FEES
                              ----------------------
Money Market Portfolio......         $25,000
Government Securities
  Portfolio.................          12,000
Tax-Exempt Portfolio........           7,000

EXPENSE ABSORPTION
Scudder Kemper has agreed temporarily to limit the portfolios' operating expenses to the following percentages of average daily net assets: Money Market Portfolio Service Shares (1.00%), Government Securities Portfolio (1.00%) and Tax-Exempt Portfolio (.95%). In addition, Scudder Kemper has agreed temporarily to waive and absorb certain operating expenses of the Money Market Portfolio Institutional Shares. For the year ended April 30, 1999, Scudder Kemper absorbed expenses as follows:

                                     EXPENSES
                                    ABSORBED BY
                                      SCUDDER
                                      KEMPER
                                    -----------
Money Market Portfolio............  $2,233,000
Government Securities Portfolio...     103,000
Tax-Exempt Portfolio..............      --

 Cash Account Trust                                                           19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                              January 22, to
                                                                April 30,
        MONEY MARKET PORTFOLIO--INSTITUTIONAL SHARES               1999
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $1.00
----------------------------------------------------------------------------
Net investment income                                               .01
----------------------------------------------------------------------------
Less dividends declared                                             .01
----------------------------------------------------------------------------
Net asset value, end of period                                    $1.00
----------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                     1.29%
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                            .25%
----------------------------------------------------------------------------
Net investment income                                              4.75%
----------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                            .28%
----------------------------------------------------------------------------
Net investment income                                              4.72%
----------------------------------------------------------------------------

                                                              January 22, to
                                                                April 30,
           MONEY MARKET PORTFOLIO--PREMIER SHARES                  1999
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $1.00
----------------------------------------------------------------------------
Net investment income                                               .01
----------------------------------------------------------------------------
Less dividends declared                                             .01
----------------------------------------------------------------------------
Net asset value, end of period                                    $1.00
----------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                     1.21
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                            .57
----------------------------------------------------------------------------
Net investment income                                              4.48
----------------------------------------------------------------------------

 Cash Account Trust                                                           20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              January 22, to
                                                                April 30,
           MONEY MARKET PORTFOLIO--RETAIL SHARES                   1999
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                               $1.00
----------------------------------------------------------------------------
Net investment income                                               .01
----------------------------------------------------------------------------
Less dividends declared                                             .01
----------------------------------------------------------------------------
Net asset value, end of period                                    $1.00
----------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                     1.18
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                            .67
----------------------------------------------------------------------------
Net investment income                                              4.38
----------------------------------------------------------------------------

                                                                                   Year ended April 30,
                                                          -----------------------------------------------------------------------
         MONEY MARKET PORTFOLIO--SERVICE SHARES           1999          1998          1997            1996              1995
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                        $1.00         1.00          1.00            1.00              1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       .04         .05            .05             .05               .04
---------------------------------------------------------------------------------------------------------------------------------
Less dividends declared                                     .04         .05            .05             .05               .04
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                              $1.00         1.00          1.00            1.00              1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               4.46%        4.85          4.60            4.96              4.38
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                   1.00%        1.00          1.00            1.00               .99
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      4.34%        4.71          4.51            4.83              4.54
---------------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS:
Expenses                                                   1.10%        1.10          1.03            1.05              1.05
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      4.24%        4.61          4.48            4.78              4.48
---------------------------------------------------------------------------------------------------------------------------------

                                                                              Year ended April 30,
                                               ----------------------------------------------------------------------------------
      SUPPLEMENTAL DATA FOR ALL CLASSES         1999(a)             1998             1997            1996               1995
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)       $3,343,860         1,995,057         378,551         584,947               455,025
---------------------------------------------------------------------------------------------------------------------------------

NOTES:

(a) Includes net assets of the Institutional, Premier, Retail, and Service Share classes.

The Money Market Portfolio's total returns for the years ended April 30, 1996 and 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.80% and 4.16%, respectively.

 Cash Account Trust                                                           21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                           Year ended April 30,
                                                             ------------------------------------------------
              GOVERNMENT SECURITIES PORTFOLIO                  1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                              $1.00      1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------
Net investment income                                             .04       .05       .05       .05       .04
-------------------------------------------------------------------------------------------------------------
Less dividends declared                                           .04       .05       .05       .05       .04
-------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                    $1.00      1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     4.34%     4.78      4.69      5.01      4.37
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                         1.00%      .98       .92       .90       .90
-------------------------------------------------------------------------------------------------------------
Net investment income                                            4.24%     4.68      4.59      4.88      4.66
-------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS:
Expenses                                                         1.01%     1.02       .99      1.06      1.05
-------------------------------------------------------------------------------------------------------------
Net investment income                                            4.23%     4.64      4.52      4.72      4.51
-------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                     $793,170   804,565   544,501   189,919   138,020
-------------------------------------------------------------------------------------------------------------

 Cash Account Trust                                                           22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                             Year ended April 30,
                                                              --------------------------------------------------
TAX-EXEMPT PORTFOLIO                                            1999       1998       1997       1996      1995
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                               $1.00       1.00       1.00      1.00      1.00
----------------------------------------------------------------------------------------------------------------
Net investment income                                              .02        .03        .03       .03       .03
----------------------------------------------------------------------------------------------------------------
Less dividends declared                                            .02        .03        .03       .03       .03
----------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                     $1.00       1.00       1.00      1.00      1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      2.50%      2.92       2.82      3.16      2.80
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                           .91%       .91        .81       .78       .76
----------------------------------------------------------------------------------------------------------------
Net investment income                                             2.45%      2.87       2.78      3.10      3.00
----------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS:
Expenses                                                           .91%       .97        .96       .98       .93
----------------------------------------------------------------------------------------------------------------
Net investment income                                             2.45%      2.84       2.63      2.90      2.83
----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $380,629    368,141    220,791    66,981    67,748
----------------------------------------------------------------------------------------------------------------

NOTE FOR ALL PORTFOLIOS:

Scudder Kemper has agreed to temporarily waive certain operating expenses. The Other Ratios to Average Net Assets are computed without this expense waiver.

TAX INFORMATION

All of the dividends from the Money Market and Government Securities Portfolios are taxable as ordinary income. These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Portfolio to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

Of the dividends paid from the Tax-Exempt Portfolio for the taxable year ended April 30, 1999, 100% are designated as exempt interest dividends for federal income tax purposes. However, a portion of the dividends may be includable in the alternative minimum tax calculation.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

 Cash Account Trust                                                           23

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SPECIAL SHAREHOLDERS' MEETING

On December 17, 1998, a special shareholders' meeting was held. Cash Account Trust shareholders were asked to vote on two separate issues: approval of the new Investment Management Agreement between the fund and Scudder Kemper Investments, Inc. and approval to modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. The second proposal (Proposal #2) did not receive sufficient votes to approve the proposed changes and the meeting was adjourned. When the meeting reconvened on January 25, 1999, Proposal #2 did not pass. The following are the results.

1.) APPROVAL OF THE NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND
    SCUDDER KEMPER INVESTMENTS, INC. THIS ITEM WAS APPROVED.

           FOR         AGAINST      ABSTAIN
      ---------------------------------------
      Money Market Portfolio
      1,639,197,099   14,891,846   24,678,225
      Government Securities Portfolio
      577,890,566      5,471,157    5,978,464
      Tax-Exempt Portfolio
      302,869,065      1,336,436    2,359,367

2.) TO MODIFY OR ELIMINATE CERTAIN POLICIES AND TO ELIMINATE THE SHAREHOLDER
    APPROVAL REQUIREMENT AS TO CERTAIN OTHER MATTERS. THERE WAS AN INSUFFICIENT NUMBER OF VOTES FOR EACH ITEM. THESE ITEMS WERE NOT APPROVED.

           FOR         AGAINST      ABSTAIN
      ---------------------------------------
      INVESTMENT OBJECTIVES
      Money Market Portfolio
      334,232,699     49,044,975   37,008,770
      Government Securities Portfolio
      170,761,026     18,049,147   13,766,669
      Tax-Exempt Portfolio
      74,308,567       8,086,980    5,394,910

      INVESTMENT POLICIES
      Money Market Portfolio
      335,165,425     48,112,248   37,008,770

           FOR         AGAINST      ABSTAIN
      ---------------------------------------
      Government Securities Portfolio
      170,772,520     18,037,653   13,766,669
      Tax-Exempt Portfolio
      74,378,847       8,016,701    5,394,910

      DIVERSIFICATION
      Money Market Portfolio
      335,742,351     47,535,323   37,008,770
      Government Securities Portfolio
      170,955,641     17,854,532   13,766,669
      Tax-Exempt Portfolio
      74,724,808       7,670,739    5,394,910

      BORROWING
      Money Market Portfolio
      334,487,196     48,790,478   37,008,770
      Government Securities Portfolio
      170,663,161     18,147,012   13,766,669
      Tax-Exempt Portfolio
      74,435,695       7,959,852    5,394,910

      SENIOR SECURITIES
      Money Market Portfolio
      336,175,285     47,102,388   37,008,770
      Government Securities Portfolio
      170,986,919     17,823,253   13,766,669
      Tax-Exempt Portfolio
      74,813,393       7,582,155    5,394,910

      CONCENTRATION
      Money Market Portfolio
      335,979,304     47,298,369   37,008,770
      Government Securities Portfolio
      170,925,140     17,885,033   13,766,669
      Tax-Exempt Portfolio
      74,783,553       7,611,995    5,394,910

      UNDERWRITING OF SECURITIES
      Money Market Portfolio
      336,310,954     46,966,719   37,008,770
      Government Securities Portfolio
      170,761,114     18,049,059   13,766,669
      Tax-Exempt Portfolio
      74,761,290       7,634,258    5,394,910

 Cash Account Trust                                                           24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           FOR         AGAINST      ABSTAIN
      ---------------------------------------
      INVESTMENT IN REAL ESTATE
      Money Market Portfolio
      335,367,643     47,910,030   37,008,770
      Government Securities Portfolio
      170,149,564     18,660,609   13,766,669
      Tax-Exempt Portfolio
      74,371,170       8,024,377    5,394,910

      PURCHASE OF COMMODITIES
      Money Market Portfolio
      334,690,582     48,587,093   37,008,770
      Government Securities Portfolio
      170,311,843     18,498,330   13,766,669
      Tax-Exempt Portfolio
      74,344,497       8,051,050    5,394,910

      LENDING
      Money Market Portfolio
      335,197,685     48,079,989   37,008,770
      Government Securities Portfolio
      170,546,492     18,263,681   13,766,669
      Tax-Exempt Portfolio
      74,677,618       7,717,930    5,394,910

      MARGIN PURCHASES AND SHORT SALES
      Money Market Portfolio
      332,283,052     50,994,622   37,008,770
      Government Securities Portfolio
      169,352,574     19,457,599   13,766,669
      Tax-Exempt Portfolio
      74,488,411       7,907,136    5,394,910

      PURCHASES OF SECURITIES OF RELATED
        ISSUERS
      Money Market Portfolio
      335,123,497     48,154,176   37,008,770
      Government Securities Portfolio
      170,507,979     18,302,194   13,766,669
      Tax-Exempt Portfolio
      74,783,494       7,612,054    5,394,910

      PLEDGING OF ASSETS
      Money Market Portfolio
      333,557,071     49,720,603   37,008,770

           FOR         AGAINST      ABSTAIN
      ---------------------------------------
      Government Securities Portfolio
      169,884,844     18,925,329   13,766,669
      Tax-Exempt Portfolio
      74,724,433       7,671,115    5,394,910

      RESTRICTED AND ILLIQUID SECURITIES
      Money Market Portfolio
      332,570,816     50,706,857   37,008,770
      Government Securities Portfolio
      169,486,693     19,323,480   13,766,669
      Tax-Exempt Portfolio
      74,246,436       8,149,111    5,394,910

      PURCHASES OF SECURITIES
      Money Market Portfolio
      335,135,444     48,142,230   37,008,770
      Government Securities Portfolio
      170,649,665     18,160,508   13,766,669
      Tax-Exempt Portfolio
      74,765,805       7,629,743    5,394,910

      PURCHASES OF PUTS AND CALLS
      Money Market Portfolio
      333,431,910     49,845,764   37,008,770
      Government Securities Portfolio
      169,450,526     19,359,647   13,766,669
      Tax-Exempt Portfolio
      74,601,118       7,794,429    5,394,910

      INVESTMENT FOR THE PURPOSE OF
      EXERCISING CONTROL OR MANAGEMENT
      Money Market Portfolio
      334,371,008     48,906,666   37,008,770
      Government Securities Portfolio
      170,555,489     18,254,684   13,766,669
      Tax-Exempt Portfolio
      73,728,695       8,666,853    5,394,910

      INVESTMENT IN MINERAL EXPLORATION
      Money Market Portfolio
      331,434,890     51,842,783   37,008,770
      Government Securities Portfolio
      169,157,324     19,652,849   13,766,669

 Cash Account Trust                                                           25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           FOR         AGAINST      ABSTAIN
      ---------------------------------------
      Tax-Exempt Portfolio
      73,809,553       8,585,995    5,394,910

      INVESTMENT IN ISSUERS WITH SHORT
        HISTORIES
      Money Market Portfolio
      333,299,714     49,977,959   37,008,770
      Government Securities Portfolio
      169,375,889     19,434,284   13,766,669
      Tax-Exempt Portfolio
      74,277,109       8,118,439    5,394,910

      INVESTMENT IN OTHER INVESTMENT
        COMPANIES
      Money Market Portfolio
      334,566,216     48,711,458   37,008,770
      Government Securities Portfolio
      169,768,481     19,041,692   13,766,669
      Tax-Exempt Portfolio
      74,690,554       7,704,994    5,394,910

      INVESTMENT IN NON-US GOVERNMENT
        SECURITIES
      Money Market Portfolio
      334,387,390     48,890,283   37,008,770

           FOR         AGAINST      ABSTAIN
      ---------------------------------------
      Government Securities Portfolio
      169,639,928     19,170,245   13,766,669
      Tax-Exempt Portfolio
      74,422,336       7,973,212    5,394,910

      INVESTMENT OTHER THAN IN ACCORDANCE
      WITH OBJECTIVE AND POLICIES
      Money Market Portfolio
      331,631,829     51,645,845   37,008,770
      Government Securities Portfolio
      168,691,359     20,118,814   13,766,669
      Tax-Exempt Portfolio
      73,750,970       8,644,578    5,394,910

      INVESTMENT IN MUNICIPAL SECURITIES
      Money Market Portfolio
      336,109,140     47,168,534   37,008,770
      Government Securities Portfolio
      170,967,615     17,842,558   13,766,669
      Tax-Exempt Portfolio
      74,800,067       7,595,481    5,394,910

                                         CASH ACCOUNT
                                         TRUST

                                         ANNUAL
                                         REPORT
                                         APRIL 30, 1999

                                         - MONEY MARKET PORTFOLIO
                                         - GOVERNMENT SECURITIES
                                           PORTFOLIO
                                         - TAX-EXEMPT PORTFOLIO

Principal Underwriter:
Kemper Distributors, Inc.
222 South Riverside Plaza, Chicago, IL 60606 www.kemper.com

This report is not to be distributed unless preceded or accompanied by a prospectus.

507629
CAT-2 1078910 (6/21/99)          [LOGO]

            Printed on recycled paper.